Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents		$ 150	$ 1,944	$ 11,840
Restricted deposits		153		1,758
Restricted deposit for put option		12,264		12,028
Accounts receivable		1,975	1,975	3,173
Inventory			50	481
Accumulated costs with respect to Projects in excess of progress payments				151
Due from controlling shareholders				196
Income tax receivable		155	162	267
Other receivables		522	2,351	353
Total current assets		15,219	6,482	30,247
NON-CURRENT ASSETS:
Restricted deposit for put option			12,143
Property and equipment, net		1,197	1,388	1,588
Total non-current assets		1,197	13,531	1,588
Total assets		16,416	20,013	31,835
CURRENT LIABILITIES:
Bank loans		630
Accrued payroll and other compensation related accruals		197	135	270
Trade payables, accrued expenses and other accounts payable		4,918	4,056	4,952
Put option liability		12,264		11,900
Income tax payable				32
Accrued expenses and accounts payable with respect to projects		2,039	2,541	4,734
Progress payments in excess of accumulated costs with respect to projects		1,307	306
Total current liabilities		21,355	7,038	21,888
NON-CURRENT LIABILITIES:
Put option liability			12,143
Accrued severance pay		165	241	245
Total non-current liabilities		165	12,384	245
Total liabilities		21,520	19,422	22,133
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY)
Ordinary shares of $0.0001 par value, 20,000,000 shares authorized, 2,576,415 shares issued and outstanding at June 30, 2018, December 31, 2017 and 2016	[1]	3	3	3
Preferred shares of $0.001 par value, 5,000,000 shares authorized, no shares issued and outstanding at June 30, 2018, December 31, 2017 and 2016	[1]
Additional paid-in-capital		18,560	18,560	18,560
Accumulated deficit		(23,667)	(17,972)	(8,861)
Total shareholders' equity (capital deficiency)		(5,104)	591	9,702
Total liabilities and shareholders' equity (net of capital deficiency)		$ 16,416	$ 20,013	$ 31,835

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.